Revenue and Contract Balances (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table presents revenue by service type for the three months ended March 31:

	2022	2021
Advertising	$11,329	$9,411
Other services	91	64

	$11,420	$9,475

The following table presents revenue by geographic region for the three months ended March 31:

	2022	2021
United States	$10,735	$8,655
All other countries	685	820

	$11,420	$9,475

The following table presents revenue by timing of recognition for the three months ended March 31:

	2022	2021
Over time
Retail 1	$9,179	$7,815
Brands 2	1,417	1,086

	$10,596	$8,901

Point in time
Brands 3	824	574

	$11,420	$9,475

1	Revenues from subscription services and display ads
2	Revenues from brand profile subscriptions and digital media (including display ads and audience extension)
3	Revenues from branded content and channel advertising (including direct to consumer email)

The following table presents revenue by service type for the year ended December 31:

	2021	2020
Advertising	$42,580	$36,036
Other services	456	356

	$43,036	$36,392

The following table presents revenue by geographic region for the year ended December 31:

	2021	2020
United States	$39,366	$33,328
All other countries	3,670	3,064

	$43,036	$36,392

The following table presents revenue by timing of recognition for the year ended December 31:

	2021	2020
Over time
Retail 1	$33,628	$29,591
Brands 2	5,904	4,677

	$39,532	$34,268

Point in time
Brands 3	3,504	2,124

	$43,036	$36,392

1	Revenues from subscription services and display ads
2	Revenues from brand profile subscriptions and digital media (including display ads and audience extension)
3	Revenues from branded content and channel advertising (including direct to consumer email)

Schedule of Allowance for Doubtful Accounts	The following table presents the allowance for doubtful accounts as of March 31, 2022 and 2021, and the changes therein during the three months ended March 31:

	2022	2021
Balance, beginning of period	$1,848	$1,131
Add: provision for doubtful accounts, net of recoveries	(124)	82
Less: write-offs	(42)	(272)

Balance, end of period	$1,682	$941

The allowance for doubtful accounts as of December 31, 2021 and 2020, and the changes in the allowance for doubtful accounts during the years ended December 31, 2021 and 2020, are as follows:

	2021	2020
Balance, beginning of period	$1,131	$614
Add: provision for doubtful accounts	1,177	1,590
Less: write-offs	$(460)	$(1,073)

Balance, end of period	$1,848	$1,131

Schedule of Deferred Revenue
The following table presents the deferred revenue accounts as of March 31, 2022 and 2021, and the changes in the deferred revenue accounts during the three months ended March 31:

	2022	2021
Balance, beginning of period	$1,975	$1,585
Add: net increase in current period contract liabilities	2,184	1,649
Less: revenue recognized from beginning balance	(1,593)	(1,211)

Balance, end of period	$2,566	$2,023

Deferred revenue as of December 31, 2021 and 2020, and the changes in deferred revenue during the years ended December 31, 2021 and 2020, were as follows:

	2021	2020
Balance, beginning of period	$1,585	$2,086
Add: net increase in current period contract liabilities	1,936	1,585
Less: revenue recognized from beginning balance	(1,546)	(2,086)

Balance, end of period	$1,975	$1,585